Basic and Diluted Net Income Per Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Line Items]
Net Income Attributable to Blackstone Inc., Basic and Diluted	$ 1,390,880	$ 1,747,631	$ 5,857,397
Weighted-Average Shares of Common Stock Outstanding, Basic	755,204,556	740,664,038	719,766,879
Weighted-Average Shares of Unvested Deferred Restricted Common Stock	215,380	278,361	358,164
Weighted-Average Shares of Common Stock Outstanding, Diluted	755,419,936	740,942,399	720,125,043
Net Income Per Share of Common Stock, Basic	$ 1.84	$ 2.36	$ 8.14
Net Income Per Share of Common Stock, Diluted	1.84	2.36	8.13
Dividends Declared Per Share of Common Stock	$ 3.32	$ 4.94	$ 3.57